DWS Global High Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)		1.26%
ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.22%	4.60%		6.39%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.99%	0.57%		2.88%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.88%	1.17%		2.94%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.46%	2.99%		5.20%
Performance Inception Date	May 13, 2005
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.55%	3.24%		4.93%
Performance Inception Date	May 13, 2005
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.74%	4.33%	5.35%
Performance Inception Date	Nov. 01, 2016
Class R6 | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)	0.65%
Class R6 | ICE BofA Non-Financial Developed Markets High Yield Constrained (Hedged) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.22%	4.60%	5.36%
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.64%	4.26%		6.00%
Performance Inception Date	Mar. 16, 1998
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.59%	4.23%		5.95%
Performance Inception Date	May 13, 2005